Financial risk management - Narrative Loans to Customers and commercial lending (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 449,745	£ 454,899	[1]	£ 448,567
Reverse repurchase agreements	38,771	44,865	[1]	54,753
Financial assets at fair value through profit or loss	203,318	180,769	[1]	206,971
Derivative assets	(22,356)	(24,753)	[1]	(22,051)
Repurchase agreements at amortised cost	37,703	48,596	[1]	£ 31,125
Assets obtained by taking possession of collateral or calling on other credit enhancements	229	219
Irrevocable loan commitments and contingencies
Disclosure of credit risk exposure [line items]
Fair value of collateral held	13,036	16,442
Net exposure £m
Disclosure of credit risk exposure [line items]
Loans and advances to customers	447,531	452,728
Reverse repurchase agreements	38,771	44,865
Financial assets at fair value through profit or loss	84,583	73,887
Derivative assets	(12,494)	(12,423)
Off balance sheet items	77,929	77,678
Maximum exposure £m
Disclosure of credit risk exposure [line items]
Loans and advances to customers	449,745	454,899
Reverse repurchase agreements	38,771	44,865
Financial assets at fair value through profit or loss	84,583	73,887
Derivative assets	(22,356)	(24,753)
Off balance sheet items	77,929	77,678
Financial assets at fair value through profit or loss, classified as held for trading, category
Disclosure of credit risk exposure [line items]
Loans and advances to customers	23	1
Reverse repurchase agreements	17,413	11,781
Financial assets pledged as collateral for liabilities or contingent liabilities	17,941	10,427
Net amount recognised in the balance sheet | Repurchase agreements at amortised cost
Disclosure of credit risk exposure [line items]
Repurchase agreements at amortised cost		48,596
Net amount recognised in the balance sheet | Repurchase Agreement | Repurchase agreements at amortised cost
Disclosure of credit risk exposure [line items]
Collateral held permitted to be sold or repledged	37,655	53,827
Repurchase agreements at amortised cost	37,703
Net amount recognised in the balance sheet | Reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Reverse repurchase agreements	38,771	44,865
Collateral held permitted to be sold or repledged	38,510	33,715
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss	203,318	180,769
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss | Reverse Repurchase Agreement
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss	17,413	11,781
Net amount recognised in the balance sheet | Derivative assets £m
Disclosure of credit risk exposure [line items]
Derivative assets	(22,356)	(24,753)
Cash collateral received/ pledged £m | Repurchase agreements at amortised cost
Disclosure of credit risk exposure [line items]
Repurchase agreements at amortised cost		0
Cash collateral received/ pledged £m | Repurchase Agreement | Repurchase agreements at amortised cost
Disclosure of credit risk exposure [line items]
Repurchase agreements at amortised cost	(60)
Cash collateral received/ pledged £m | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Reverse repurchase agreements	(71)
Cash collateral received/ pledged £m | Reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Reverse repurchase agreements		0
Cash collateral received/ pledged £m | Financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss	1,021	87
Cash collateral received/ pledged £m | Financial assets at fair value through profit or loss | Reverse Repurchase Agreement
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss	75	87
Cash collateral received/ pledged £m | Derivative assets £m
Disclosure of credit risk exposure [line items]
Derivative assets	(3,361)	(3,951)
Retail non-mortgage | Stage 3 £m
Disclosure of credit risk exposure [line items]
Loans and advances to customers	378	475
Allowance for impairment losses	358	372
Retail non-mortgage | Stage 1 and stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	55,814	53,825
Commercial loans | Stage 3 £m
Disclosure of credit risk exposure [line items]
Loans and advances to customers	507	410
Allowance for impairment losses	133	160
Commercial loans | Stage 3 £m | Accumulated impairment
Disclosure of credit risk exposure [line items]
Fair value of collateral held	608	484
Trading & other financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Collateral held permitted to be sold or repledged	17,301	9,598
Collateral sold or repledged in absence of default by owner of collateral, at fair value	9,926	5,232
Trading & other financial assets at fair value through profit or loss | Stock borrowing
Disclosure of credit risk exposure [line items]
Collateral held permitted to be sold or repledged	17,280	26,368
Collateral sold or repledged in absence of default by owner of collateral, at fair value	9,363	14,375
Gross drawn exposures | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 307,320	£ 312,338
Unrated properties £m | Gross drawn exposures | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers as percentage	20.20%	25.00%
Loans and advances to customers	£ 62,220	£ 77,912

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.